Acquisitions, disposals and reorganization (Details)	12 Months Ended
Dec. 31, 2018 ¥ / shares
Business Combinations [Abstract]
Expected dividend yield (Note i)	0.00%
Risk-free interest rate (Note ii)	2.48%
Expected volatility (Note iii)	58.20%
Expected life (Note iv)	1 year 9 months 18 days
Fair value per ordinary share on grant date	¥ 0.04